NUVEEN CORE PLUS BOND ETF

SUPPLEMENT DATED FEBRUARY 11, 2025

TO THE PROSPECTUS AND SUMMARY PROSPECTUS DATED NOVEMBER 29, 2024

Kevin R. Lorenz has announced that he will retire from Nuveen on July 1, 2025. He will continue to serve as a portfolio manager of the Nuveen Core Plus Bond ETF (the “Fund”) until that time.

Effective February 11, 2025, Kristal Y. Seales has been named a portfolio manager of the Fund. Accordingly, the following information supplements the “Portfolio Managers” description under the “Management” section of the Fund’s Summary Prospectus and the “Fund Management—Who Manages the Funds” section of the Fund’s Prospectus.

Kristal Y. Seales, CFA is a Managing Director, Portfolio Manager at Nuveen Asset Management, LLC (“NAM”) (fixed income portfolio management). She joined NAM in 2001 and has total industry experience since 2001.

There are no other changes to the Fund’s portfolio management team, and there are no changes to the Fund’s investment objectives, principal investment strategies or principal risks.

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FUND’S PROSPECTUS

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NGN-NCPB-0225P

NUVEEN CORE PLUS BOND ETF

SUPPLEMENT DATED FEBRUARY 11, 2025

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 29, 2024

1.	Kevin R. Lorenz has announced that he will retire from Nuveen on July 1, 2025. He will continue to serve as a portfolio manager of the Nuveen Core Plus Bond ETF (the “Fund”) until that time.

2.

Effective February 11, 2025, Kristal Y. Seales has been named as a portfolio manager of the Fund. Accordingly, her name has been added, with respect to the Fund, under the “Service Providers—Portfolio Managers” section of the Fund’s Statement of Additional Information (“SAI”). In addition, the following table, which includes the other accounts managed by Kristal Y. Seales as of December 31, 2024, supplements the information set forth under “Other Accounts Managed by the Portfolio Managers” in the same section of the SAI:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees

Nuveen Core Plus Bond ETF

Kristal Y. Seales	Registered Investment Companies	4	$2,721.42	0	$0

	Other Pooled Investment Vehicles	1	$56.94	0	$0

	Other Accounts	1	$49.73	0	$0

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NGN-SAINCPB-0225P